Loss Per Share Attributable to Ordinary Equity Holders of the Parent (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Abstract]
Weighted average number of ordinary shareS	42,082,281	39,787,004	40,404,943	9,632,562	482,689